Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000089779 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000089779 | 92552V100 | ViaSat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000089779 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000089779 | 00404A109 | Acadia Healthcare Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089779 | 705015105 | Pearson plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089779 | 052800109 | Autoliv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089779 | 54211Y107 | London Stock Exchange Group plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000089779 | 6302700 | Ebara Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089779 | 159864107 | Charles River Laboratories International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089779 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089779 | Health Care00404A109
Holdings [Line Items]
Percent of Total Investments	91.80%
C000089779 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	8.20%
C000089779 | To Be Classified714920113
Holdings [Line Items]
Percent of Total Investments	0.00%
C000089779 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089779 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000089779 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000089779 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000089779 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000089779 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000089779 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000089779 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000089780 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000089780 | 92552V100 | ViaSat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000089780 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000089780 | 00404A109 | Acadia Healthcare Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089780 | 705015105 | Pearson plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089780 | 052800109 | Autoliv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089780 | 54211Y107 | London Stock Exchange Group plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000089780 | 6302700 | Ebara Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089780 | 159864107 | Charles River Laboratories International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089780 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089780 | Health Care00404A109
Holdings [Line Items]
Percent of Total Investments	91.80%
C000089780 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	8.20%
C000089780 | To Be Classified714920113
Holdings [Line Items]
Percent of Total Investments	0.00%
C000089780 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000089780 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000089780 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000089780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000089780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000089780 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000089780 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000089781 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000089781 | 92552V100 | ViaSat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000089781 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000089781 | 00404A109 | Acadia Healthcare Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089781 | 705015105 | Pearson plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089781 | 052800109 | Autoliv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089781 | 54211Y107 | London Stock Exchange Group plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000089781 | 6302700 | Ebara Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089781 | 159864107 | Charles River Laboratories International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089781 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089781 | Health Care00404A109
Holdings [Line Items]
Percent of Total Investments	91.80%
C000089781 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	8.20%
C000089781 | To Be Classified714920113
Holdings [Line Items]
Percent of Total Investments	0.00%
C000089781 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089781 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000089781 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000089781 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000089781 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000089781 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000089781 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000089781 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%